Prepaids and Deposits - Schedule of Prepaid and Deposits (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid and Deposits [Abstract]
Prepaid expenses	$ 660,012	$ 867,420	$ 902,053
Deposits	110,086	1,044
Prepaid and deposits	$ 770,098	$ 868,464	$ 902,053